Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

NOTE 11 — Other Long-Term Liabilities

Other long-term liabilities consisted of the following (in millions):

	December 31,
	2012	2011
Acquisition related contingent consideration liabilities	$363.1	$181.6
Long term pension liability	44.3	—
Other long-term liabilities	107.1	19.4

	514.5	201.0
Less: Current portion included in accounts payable and accrued expenses	351.9	128.3

Total other long-term liabilities	$162.6	$72.7

The Company determines the acquisition date fair value of contingent consideration obligations based on a probability-weighted income approach derived from revenue estimates and a probability assessment with respect to the likelihood of achieving contingent obligations including contingent payments such as milestone obligations, royalty obligations and contract earn-out criteria, where applicable. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in fair value measurement accounting. The resultant probability-weighted cash flows are discounted using an appropriate effective annual interest rate to reflect the internal rate of return and incremental commercial uncertainty, major risks and uncertainties associated with the successful completion of the projects triggering the contingent obligation. At each reporting date, the Company revalues the contingent consideration obligation to estimated fair value and records changes in fair value as income or expense in our consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent consideration obligations. Accretion expense related to the increase in the net present value of the contingent liability is included in interest expense for the period.

The Company incurred contingent consideration in the December 2, 2009 acquisition of the Arrow Group, the July 2, 2010 acquisition of the U.S. rights to Crinone® and progesterone gel, on the gross profits on sales of the generic tablet version of Nexium® (esomeprazole) and in the acquisition of the Actavis Group.